Debt (Details Narrative)												1 Months Ended								5 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2022 USD ($)	Oct. 31, 2022	Jul. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jan. 02, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2022	Jul. 31, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jan. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2020 USD ($)	Mar. 31, 2017 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Sep. 12, 2023 USD ($)	Oct. 31, 2021 USD ($)	Mar. 31, 2021 $ / shares shares	Nov. 30, 2020 USD ($)	Jan. 30, 2020 USD ($)
Short-Term Debt [Line Items]
Weighted average interest rate	8.70%				2.70%															2.70%	10.40%			8.70%	2.70%
Interest expense debt																					$ 504,000	$ 23,000		$ 200,000	$ 600,000
Debt instrument, face amount	$ 5,265,000				$ 4,403,000															$ 4,403,000	8,515,000			$ 5,265,000	$ 4,403,000
Debt Instrument, interest rate	10.00%				3.10%															3.10%				10.00%	3.10%
Debt instrument, increase accrued interest																					482,000			$ 146,000	$ 22,000
Debt discount	$ 138,000				$ 22,000															$ 22,000	262,000			138,000	22,000
Principal plus accrued interest
Remaining principal plus accrued interest																					$ 5,265,000
Issued warrants | shares	4,050,000																				4,050,000			4,050,000
Number of warrants outstanding | shares	4,050,000				4,050,000															4,050,000	4,050,000			4,050,000	4,050,000
Number of shares issued | shares																					425,001	263,646		120,000,000	35,000
Issuance of common stock, net of issuance costs																					$ 272,000				$ 35,000
Gain (loss) on extinguishment of debt																									675,000
Debt description				financing of $15 million or more.
Share issued price per share | $ / shares	$ 3.86																							$ 3.86
Interest payable					$ 522,000															$ 522,000					522,000
Debt instrument carrying amount	$ 5,425,000				5,002,000															5,002,000	9,364,000			$ 5,425,000	5,002,000
Line of credit facility, maximum borrowing capacity																																$ 1,000,000.0
Line of Credit [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate								1.60%	1.60%																	1.60%	1.60%
Class of warrant or right, exercise price of warrants or rights | $ / shares								$ 1.00	$ 1.00																	$ 1.00	$ 1.00
Number of shares of common stock | shares								2,000,000	2,000,000																	2,000,000	2,000,000
Line of credit facility, maximum borrowing capacity								$ 1,000,000.0	$ 1,000,000.0																	$ 1,000,000.0	$ 1,000,000.0
Line of credit facility,remaining borrowing capacity	1,000,000.0				1,000,000.0															1,000,000.0				1,000,000.0	$ 1,000,000.0					$ 1,000,000.0
Debt interest rate			2.50%
2020 Line Of Credit [Member]
Short-Term Debt [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares								$ 1.00	$ 1.00																	$ 1.00	$ 1.00
Borrowing capacity	1,000,000.0							$ 1,000,000.0	$ 1,000,000.0												$ 1,000,000.0			1,000,000.0		$ 1,000,000.0	$ 1,000,000.0
Mature date																											Oct. 26, 2021
Borrowed bear interest rate																											1.60%
Number of shares of common stock | shares								2,000,000	2,000,000																	2,000,000	2,000,000
Annum based interest rate			2.50%
Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued | shares																					102,889				35,000
Issuance of common stock, net of issuance costs
Related Party [Member]
Short-Term Debt [Line Items]
Principal amount																					(358,000)	$ (12,000)		(116,000)	(564,000)
Gross proceeds																					2,000,000			1,000,000	500,000
2018 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount				$ 765,000							$ 120,000		$ 765,000	$ 450,000									$ 1,400,000					$ 120,000					$ 30,000
Debt instrument, maturity date, description																			6 months				18 months
Debt instrument, conversion ratio																							1.00
Principal amount																							$ 1,000,000.0
Debt instrument, periodic payment													$ 15,000,000
Debt Instrument, interest rate				10.00%									10.00%
2018 Convertible Notes [Member] | SAFE Agreements [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount					2,000,000.0															2,000,000.0					2,000,000.0
2018 Convertible Notes [Member] | Series A-2 Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt instrument, conversion price | $ / shares																							$ 1.75
Number of shares issued | shares														257,143
Two Thousand Nineteen Contingently Convertible Notes At Fair Value [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount					150,000						$ 2,300,000									150,000					150,000			$ 2,300,000
Debt instrument, maturity date, description																												28 to 31 months
Debt Instrument, interest rate											5.00%																	5.00%
Debt instrument, conversion feature																												conversion price equal to: (i) 80% of the per share price paid by investors in the financing; or (ii) 80% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of the amendment, or $2.40 per share (“valuation cap”). In addition, upon a next equity financing, the investors will be issued a warrant equal to 30% of principal at an exercise price equal to the per share price paid by investors in the financing
Debt instrument, increase accrued interest					213,300
Two Thousand Nineteen Contingently Convertible Notes At Fair Value [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, periodic payment																												$ 8,000,000.0
Two Thousand Twenty Contingently Convertible Notes At Fair Value [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 4,000,000.0	$ 4,000,000.0		$ 4,000,000.0				$ 3,000,000.0											$ 4,000,000.0	$ 4,000,000.0	$ 4,000,000.0
Debt instrument, maturity date, description																											January 2023	January 2023
Debt Instrument, interest rate								5.00%	5.00%						5.00%											5.00%	5.00%
Debt instrument, conversion feature																											conversion option into the type of stock issued in the financing at the lower price equal to: (i) 70% of the per share price paid by investors in the financing; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance; or (iii) $2.00 (“valuation cap”). In addition, upon a next equity financing occurring, the investors will also receive a warrant equal to 30% of principal invested at an exercise price equal to the per share price paid by investors in the financing.
Debt instrument, conversion feature																											Upon a change of control, the investor will have the option to receive a cash payment equal the principal and accrued interest or convert the principal and accrued interest into shares of Calidi’s preferred stock to be issued, at a per share conversion price equal to: (i) 70% of the implied price per share of such preferred stock from such change of control; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance.
Debt instrument, maturity date												Sep. 23, 2023
Two Thousand Twenty Contingently Convertible Notes At Fair Value [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	1,000,000.0																				$ 1,000,000.0			$ 1,000,000.0
Two Thousand Twenty Contingently Convertible Notes At Fair Value [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, periodic payment																											$ 8,000,000.0
Two Thousand Twenty Three Term Note Payable [Member]
Short-Term Debt [Line Items]
Interest rate terms																					The 2023 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $3.86 and $2.96 per share, as applicable.
Note payable common stock value in cash | $ / shares																					$ 3.86			$ 3.86
Note payable common stock value in shares | $ / shares																					$ 2.96
Debt discount																					$ 294,000
Gross proceeds																					$ 20,000,000
Interest rate																					14.00%
Accrued interest and net of debt discount																					$ 3,200,000
Principal plus accrued interest																					2,650,000
Remaining principal plus accrued interest																					600,000
Two Thousand Twenty Three Term Note Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																					$ 3,250,000
Two Thousand Twenty Two Term Note Payable [Member]
Short-Term Debt [Line Items]
Interest rate terms																								The 2022 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $3.86 per share.
Debt discount	150,000	$ 150,000																						$ 150,000
Gross proceeds																								20,000,000
Interest rate																					14.00%
Accrued interest																					$ 1,600,000
Two Thousand Twenty Two Term Note Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 1,500,000	1,500,000																						$ 1,500,000
Two Thousand Twenty One Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date, description													In July 2022, the maturity date of the 2021 Term Note was extended to the earlier of i) June 30, 2023 or ii) Calidi’s completion of a qualified financing of $15 million or more. The amended 2021 Term Note will accrue interest at 10% per annum. All other terms and conditions remained substantially unchanged.	In March 2022, upon the scheduled maturity of the outstanding 2021 Term Note, the holder and Calidi agreed to extend the maturity date for the 2021 Term Note to the earlier of i) September 30, 2022 or ii) Calidi’s completion of a qualified financing of $5 million or more. All other terms and conditions remained substantially unchanged.
Interest rate terms																	The 2021 Term Note bears interest at a rate equal to variable 30-day LIBOR plus 3%, subject to floor of 2% and matures on the earliest of the following: (i) one year from execution of the 2021 Term Note, (ii) Calidi’s completion of certain qualified financings, (iii) the occurrence of a change of control, or (iv) the occurrence of an event of default, as defined in the note agreement.
Interest rate	10.00%																				10.00%			10.00%
Accrued interest	$ 544,000																				$ 569,000			$ 544,000
Issued warrants | shares																															1,000,000
Class of warrant or right, exercise price of warrants or rights | $ / shares																															$ 1.00
Two Thousand Twenty One Term Note Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																	$ 500,000
Two Thousand Twenty Twenty Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date, description													In July 2022, the maturity date of the 2020 Term Note was extended to the earlier of i) June 30, 2023 or ii) Calidi’s completion of a qualified financing of $15 million or more. The amended 2020 Term Note will accrue interest at 10% per annum. All other terms and conditions remained substantially unchanged.
Interest rate	10.00%																				10.00%			10.00%
Principal plus accrued interest																													$ 450,000
Remaining principal plus accrued interest																													$ 50,000
Accrued interest	$ 550,000																				$ 578,000			$ 550,000
Class of warrant or right, exercise price of warrants or rights | $ / shares																															$ 1.00
Number of warrants outstanding | shares								1,050,000	1,050,000																	1,050,000	1,050,000
Investors portion																											$ 450,000
Interest rate																10.00%											3.00%
Repaid the principal amount																		$ 100,000
Number of shares issued | shares																50,000
Issuance of common stock, net of issuance costs																$ 35,500
Gain (loss) on extinguishment of debt																35,500
Extinguishment of debt, amount																$ 515,000
Two Thousand Twenty Twenty Term Note Payable [Member] | One Warrant [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 150,000	$ 150,000																	$ 150,000	$ 150,000
Two Thousand Twenty Twenty Term Note Payable [Member] | Interest Rate Floor [Member]
Short-Term Debt [Line Items]
Interest rate																											2.00%
Two Thousand Twenty Twenty Term Note Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								600,000	600,000																	600,000	$ 600,000
2017 Convertible Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																			$ 150,000
Debt instrument, conversion ratio																			1.00
Number of shares issued | shares																			150,000
Converted balance																			$ 150,000
Two Thousand Nineteen Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount											$ 2,300,000																	$ 2,300,000
Debt instrument, increase accrued interest																				2,000,000.0								$ 8,000,000.0
Debt description																												(i) 80% of the per share price paid by investors in the financing; or (ii) 80% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of the amendment, or $2.40 per share (“valuation cap”). In addition, upon a next equity financing, the investors will be issued a warrant equal to 30% of principal at an exercise price equal to the per share price paid by investors in the financing. These contingent warrants are accounted for when the contingency is resolved, and the contingent warrants are issued.
Accrued interest rate percent											5.00%																	5.00%
Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount							$ 150,000
Debt instrument, increase accrued interest							$ 213,300
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 4,000,000.0	$ 4,000,000.0		$ 4,000,000.0															$ 4,000,000.0	$ 4,000,000.0	$ 4,000,000.0
Debt instrument, maturity date, description								mature in January 2023			mature in January 2023
Debt instrument, increase accrued interest								$ 8,000,000.0
Debt description																										(i) 70% of the per share price paid by investors in the financing; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance; or (iii) $2.00 (“valuation cap”). In addition, upon a next equity financing occurring, the investors will also receive a warrant equal to 30% of principal invested at an exercise price equal to the per share price paid by investors in the financing. These contingent warrants are accounted for when the contingency is resolved, and the contingent warrants are issued. Calidi evaluated whether the 2020 CCNPs contained a BCF in accordance with ASC 470-20 and determined that a BCF that is contingent upon on the next equity financing occurring is not recognized until the contingency is resolved. The contingency had not been resolved as of December 31, 2022. See Note 2 regarding the impact of adoption of ASU 2020-06 on January 1, 2021.
Accrued interest rate percent								5.00%	5.00%		5.00%															5.00%	5.00%	5.00%
Convertible Promissory Notes [Member] | Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt description																										(i) 70% of the implied price per share of such preferred stock from such change of control; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance. Upon an event of default, each investor will receive a cash payment equal the principal and accrued interest.
Contingently Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, increase accrued interest															$ 3,000,000.0
Debt instrument, debt default, amount	1,000,000.0				$ 1,000,000.0															$ 1,000,000.0				1,000,000.0	$ 1,000,000.0
2022 Secured Term Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	1,500,000	$ 1,500,000																						1,500,000
Debt discount	$ 150,000																							$ 150,000
Debt description	The 2022 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $3.86 per share. Upon issuance of the common stock related to the 2022 Term Notes, Calidi recorded as debt discount of $150,000, which is being amortized using the effective interest method over the term of the debt. The 2022 Term Notes mature on the earliest of the following: (i) one year from execution of the respective 2022 Term Notes, or (ii) the date the Company receives gross proceeds from a single transaction wherein the Company receives $20 million or more for the purchase of its common or preferred stock.	The 2022 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $3.86 per share. Upon issuance of the common stock related to the 2022 Term Notes, Calidi recorded as debt discount of $150,000, which is being amortized using the effective interest method over the term of the debt. The 2022 Term Notes mature on the earliest of the following: (i) one year from execution of the respective 2022 Term Notes, or (ii) the date the Company receives gross proceeds from a single transaction wherein the Company receives $20 million or more for the purchase of its common or preferred stock.
Accure interest percent	14.00%																							14.00%
2022 Secured Term Notes Payable [Member] | Terms Of The Agreement [Member]
Short-Term Debt [Line Items]
Debt discount	$ 1,400,000																							$ 1,400,000
2022 Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount														$ 5,000,000
Debt Instrument, interest rate	10.00%			10.00%	3.10%								10.00%							3.10%				10.00%	3.10%
Debt description				financing of $15 million or more.													The 2021 Term Note bears interest at a rate equal to variable 30-day LIBOR plus 3%, subject to floor of 2% and matures on the earliest of the following: (i) one year from execution of the 2021 Term Note, (ii) Calidi’s completion of certain qualified financings, (iii) the occurrence of a change of control, or (iv) the occurrence of an event of default, as defined in the note agreement.
Interest payable	$ 544,000				$ 505,000															$ 505,000				$ 544,000	$ 505,000
2022 Term Note Payable [Member] | Investor And Director [Member]
Short-Term Debt [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares																	$ 1.00
Number of shares of common stock | shares																	1,000,000
2022 Term Note Payable [Member] | Maximum [Member] | Investor And Director [Member]
Short-Term Debt [Line Items]
Line of credit, current																	$ 500,000
2020 Secured Term Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 600,000	$ 600,000																	$ 600,000	$ 600,000
Class of warrant or right, exercise price of warrants or rights | $ / shares								$ 1.00	$ 1.00																	$ 1.00	$ 1.00
Number of shares of common stock | shares								1,050,000	1,050,000																	1,050,000	1,050,000
Repayment of debt										$ 100,000
2020 Secured Term Notes Payable [Member] | Investors One [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 450,000	$ 450,000																	$ 450,000	$ 450,000
2020 Secured Term Notes Payable [Member] | Investors Two [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								150,000	150,000																	150,000	150,000
2020 Term Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate						10.00%										10.00%						10.00%
Number of shares issued | shares						50,000
Gain (loss) on extinguishment of debt						$ 35,500
Interest payable	$ 550,000																							$ 550,000
Debt fair value						515,000										$ 515,000
Debt instrument carrying amount						35,500										35,500
Debt conversion, original debt, amount						515,000
2020 Term Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt fair value						$ 35,500										$ 35,500
2020 Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Gain (loss) on extinguishment of debt					294,000
Proceeds from loan									291,060
Accrued interest					294,000															$ 294,000					$ 294,000
2021 Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate	1.00%																							1.00%
Gain (loss) on extinguishment of debt					$ 381,000
Proceeds from loan									379,200
Business Loan And Security Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								150,000	$ 150,000																	$ 150,000	$ 150,000
Debt instrument, periodic payment								$ 10,083
Debt Instrument, interest rate								25.10%	25.10%																	25.10%	25.10%
Debt instrument, maturity term								18 months